Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Deposits [Abstract]
Schedule of Deposits
	December 31, 2022	December 31, 2021
	US$	US$
Deposits for land use right	-	17,261,400
Deposits for buildings	-	13,338,355
Total	-	30,599,755